Note 17 - Share Capital (Details) (USD $)	3 Months Ended			12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Note 17 - Share Capital (Details) [Line Items]
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0
Payments of Dividends	$ 6,200,000	$ 6,200,000	$ 6,200,000		$ 18,632,000	$ 19,244,000
Normal Course Issuer Bid (NCIB) - 2012 [Member]
Note 17 - Share Capital (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)					71,120
Stock Repurchased During Period, Value					500,000
Stock Repurchased During Period, Shares (in Shares)					71,120
Normal Course Issuer Bid (NCIB) - 2011 [Member]
Note 17 - Share Capital (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)					398,500
Stock Repurchased During Period, Value					$ 3,500,000
Stock Repurchased During Period, Shares (in Shares)					5,258,632